Financial instruments per category - Loan Facility (Details) - USD ($)		12 Months Ended
	Mar. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Commitment fee (as a percent)				35.00%
Amount drawn		$ 2,312,000	$ 7,930,000		$ 93,278,000
Book value of the pledged assets			6,948,000
Repayment of outstanding loans	$ 65,600,000	65,627,000
Payment of accrued interest	$ 1,900,000
Cash balance held at bank		118,100,000
Outstanding loan balance		0
LIBOR | Minimum
Disclosure of financial liabilities [line items]
Spread on variable rate				3.00%	3.00%
LIBOR | Maximum
Disclosure of financial liabilities [line items]
Spread on variable rate				6.25%	6.25%
Loan facility
Disclosure of financial liabilities [line items]
Notional amount				$ 110,000,000	$ 110,000,000
Total commitment			$ 137,600,000
Facility B
Disclosure of financial liabilities [line items]
Amount drawn		63,500,000
Transaction costs		1,800,000
Remaining undrawn credit		$ 74,100,000